UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form NQ relates solely to the Registrant’s: Prudential Jennison Focused Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2018

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments

Prudential Jennison Focused Growth Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Automobiles — 3.3%
Tesla, Inc.*(a)	34,209	$11,665,611

Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.*	62,856	5,508,700
Vertex Pharmaceuticals, Inc.*	38,372	4,742,779

		10,251,479

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	56,460	11,927,740

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.*	193,132	5,220,358

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc. (Class A Stock)	67,353	7,250,550

Internet & Direct Marketing Retail — 13.3%
Amazon.com, Inc.*	20,586	20,475,247
Netflix, Inc.*	94,327	15,381,904
Priceline Group, Inc. (The)*	5,687	10,675,011

		46,532,162

Internet Software & Services — 21.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	125,067	15,315,705
Alphabet, Inc. (Class A Stock)*	11,293	11,147,207
Alphabet, Inc. (Class C Stock)*	11,526	11,120,976
Facebook, Inc. (Class A Stock)*	105,356	15,957,220
MercadoLibre, Inc. (Argentina)	27,893	7,673,643
Tencent Holdings Ltd. (China)	374,572	12,873,055

		74,087,806

IT Services — 5.2%
Visa, Inc. (Class A Stock)	191,373	18,224,451

Machinery — 2.2%
Parker-Hannifin Corp.	48,062	7,568,323

Media — 4.1%
Comcast Corp. (Class A Stock)	342,698	14,287,080

Oil, Gas & Consumable Fuels — 1.7%
Concho Resources, Inc.*	47,711	6,048,801

Pharmaceuticals — 1.6%
Allergan PLC	24,572	5,497,985

Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Ltd.	41,015	9,822,272
NVIDIA Corp.	55,628	8,029,902

		17,852,174

Software — 16.6%
Activision Blizzard, Inc.	214,479	12,564,180
Adobe Systems, Inc.*	84,000	11,916,240
Microsoft Corp.	226,456	15,815,687
salesforce.com, Inc.*	135,642	12,158,949
Workday, Inc. (Class A Stock)*	57,853	5,784,143

		58,239,199

Specialty Retail — 2.8%
Industria de Diseno Textil SA (Spain), ADR	484,739	9,941,997

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	164,458	25,122,604

Textiles, Apparel & Luxury Goods — 3.8%
adidas AG (Germany), ADR	64,848	6,222,165
LVMH Moet Hennessy Louis Vuitton SE (France)	27,356	6,992,288

		13,214,453

TOTAL LONG-TERM INVESTMENTS (cost $206,175,082)		342,932,773

SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	10,424,343	10,424,343
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $27,420,766; includes $27,400,799 of cash collateral for securities on loan)(b)(c)	27,416,362	27,421,845

TOTAL SHORT-TERM INVESTMENTS (cost $37,845,110)		37,846,188

TOTAL INVESTMENTS — 108.8% (cost $244,020,192)(x)		380,778,961
Liabilities in excess of other assets — (8.8)%		(30,654,735)

NET ASSETS — 100.0%		$350,124,226

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,878,651; cash collateral of $27,400,799 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$245,472,329

Appreciation	136,221,479
Depreciation	(914,847)

Net Unrealized Appreciation	$135,306,632

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$11,665,611	$—	$—
Biotechnology	10,251,479	—	—
Capital Markets	11,927,740	—	—
Health Care Equipment & Supplies	5,220,358	—	—
Hotels, Restaurants & Leisure	7,250,550	—	—
Internet & Direct Marketing Retail	46,532,162	—	—
Internet Software & Services	61,214,751	12,873,055	—
IT Services	18,224,451	—	—
Machinery	7,568,323	—	—
Media	14,287,080	—	—
Oil, Gas & Consumable Fuels	6,048,801	—	—
Pharmaceuticals	5,497,985	—	—
Semiconductors & Semiconductor Equipment	17,852,174	—	—
Software	58,239,199	—	—
Specialty Retail	9,941,997	—	—
Technology Hardware, Storage & Peripherals	25,122,604	—	—
Textiles, Apparel & Luxury Goods	6,222,165	6,992,288	—
Affiliated Mutual Funds	37,846,188	—	—

Total	$360,913,618	$19,865,343	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Global Tactical Allocation Fund

Consolidated Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 86.0%
U.S. TREASURY OBLIGATIONS(n) — 67.1%
U.S. Treasury Bills(h)(k)	0.713%	06/15/17	1,700	$1,699,514
U.S. Treasury Bills(h)(k)	0.743%	06/15/17	300	299,914
U.S. Treasury Bills(c)(h)(k)	0.755%	06/15/17	810	809,768
U.S. Treasury Bills(h)(k)	0.755%	06/15/17	2,440	2,439,302
U.S. Treasury Bills	0.799%	07/27/17	16,100	16,078,153

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,328,709)				21,326,651

			Shares
AFFILIATED MUTUAL FUND — 18.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,997,886)(w)			5,997,886	5,997,886

TOTAL SHORT-TERM INVESTMENTS — 86.0% (cost $27,326,595)(x)				27,324,537
Other assets in excess of liabilities(z) — 14.0%				4,462,926

NET ASSETS — 100.0%				$31,787,463

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$27,326,595

Appreciation	25
Depreciation	(2,083)

Net Unrealized Depreciation	$(2,058)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at May 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
30	10 Year Australian Treasury Bonds	Jun. 2017	$21,299,735	$21,424,758	$125,023
19	10 Year Euro-Bund	Jun. 2017	3,472,495	3,464,519	(7,976)
2	10 Year Mini Japanese Government Bonds	Jun. 2017	272,921	272,018	(903)
52	10 Year U.S. Treasury Notes	Sep. 2017	6,529,656	6,567,438	37,782
228	BIST National 30 Index	Jun. 2017	760,759	778,279	17,520
1	CAC40 10 Euro	Jun. 2017	59,930	59,162	(768)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions (cont’d.)
5	DAX Index	Jun. 2017	$1,690,931	$1,774,621	$83,690
59	Euro STOXX 50 Index	Jun. 2017	2,199,104	2,354,857	155,753
36	FTSE 100 Index	Jun. 2017	3,386,495	3,482,509	96,014
1	FTSE/MIB Index	Jun. 2017	108,263	116,593	8,330
8	Hang Seng China Enterprises Index	Jun. 2017	522,698	536,923	14,225
8	IBEX 35 Index	Jun. 2017	978,218	975,657	(2,561)
19	Mexican Bolsa Index	Jun. 2017	500,591	496,521	(4,070)
64	OMXS30 Index	Jun. 2017	1,210,111	1,206,158	(3,953)
109	S&P 500 E-Mini Index	Jun. 2017	12,926,583	13,140,495	213,912
13	TOPIX Index	Jun. 2017	1,808,849	1,842,889	34,040
102	WIG20 Index	Jun. 2017	1,230,897	1,252,499	21,602
2	Yen Denominated Nikkei 225 Index	Jun. 2017	173,725	177,607	3,882

					791,542

	Short Positions:
57	10 Year Canadian Government Bonds	Sep. 2017	6,090,099	6,137,780	(47,681)
1	10 Year Japanese Government Bonds	Jun. 2017	1,356,479	1,360,451	(3,972)
22	10 Year U.K. Gilt	Sep. 2017	3,606,431	3,626,557	(20,126)
7	ASX SPI 200 Index	Jun. 2017	749,647	746,396	3,251
31	FTSE/JSE Top 40 Index	Jun. 2017	1,065,137	1,118,246	(53,109)
27	MSCI Taiwan Stock Index	Jun. 2017	1,006,830	1,006,560	270
8	S&P/TSX 60 Index	Jun. 2017	1,083,181	1,072,036	11,145
35	SGX Nifty 50 Index	Jun. 2017	659,112	674,590	(15,478)

					(125,700)

					$665,842

Commodity futures contracts outstanding at May 31, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
7	Copper	Jul. 2017	$448,350	$451,500	$3,150
1	Gold 100 OZ	Aug. 2017	125,520	127,540	2,020
6	Live Cattle	Jun. 2017	272,010	298,620	26,610
9	LME Nickel	Jun. 2017	504,900	482,274	(22,626)
11	LME PRI Aluminum	Jun. 2017	518,513	528,069	9,556
12	LME Zinc	Jun. 2017	786,525	777,000	(9,525)
5	Mini Silver	Jul. 2017	90,665	87,030	(3,635)
2	NY Harbor ULSD	Jul. 2017	136,139	127,504	(8,635)
4	Silver	Jul. 2017	365,040	348,120	(16,920)
7	Soybean	Jul. 2017	336,263	320,600	(15,663)
4	Sugar #11 (World)	Jul. 2017	74,502	66,618	(7,884)
4	WTI Crude	Jul. 2017	191,960	193,280	1,320

					(42,232)

	Short Positions:
2	Coffee ‘C’	Jul. 2017	106,688	97,013	9,675
9	Corn	Jul. 2017	165,825	167,400	(1,575)
1	Cotton No. 2	Jul. 2017	39,435	38,490	945
1	Gasoline RBOB	Jul. 2017	69,829	67,053	2,776
10	Lean Hogs	Jun. 2017	292,320	327,700	(35,380)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Short Positions (cont’d.)
5	Natural Gas	Jul. 2017	$165,500	$153,550	$11,950
19	Soybean Oil	Jul. 2017	362,184	357,276	4,908
24	Wheat	Jul. 2017	521,100	515,100	6,000

					(701)

					$(42,933)

U.S. Treasury Obligations with a combined market value of $3,249,070 have been segregated with Morgan Stanley to cover requirements for open futures contracts at May 31, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at May 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound, Expiring 06/21/17	Morgan Stanley	GBP	3,100	$3,786,130	$3,996,988	$210,858
Expiring 06/21/17	Morgan Stanley	GBP	50	64,891	64,468	(423)
Canadian Dollar, Expiring 06/21/17	Morgan Stanley	CAD	2,200	1,642,537	1,629,288	(13,249)
Euro, Expiring 06/21/17	Morgan Stanley	EUR	1,100	1,233,205	1,237,136	3,931
Japanese Yen, Expiring 06/21/17	Morgan Stanley	JPY	70,000	616,362	632,676	16,314
New Zealand Dollar, Expiring 06/21/17	Morgan Stanley	NZD	50	34,793	35,409	616
Norwegian Krone, Expiring 06/21/17	Morgan Stanley	NOK	24,750	2,928,398	2,930,261	1,863
Expiring 06/21/17	Morgan Stanley	NOK	7,250	865,199	858,359	(6,840)
Swedish Krona, Expiring 06/21/17	Morgan Stanley	SEK	10,250	1,180,192	1,180,823	631
Swiss Franc, Expiring 06/21/17	Morgan Stanley	CHF	150	153,915	155,093	1,178

				$12,505,622	$12,720,501	$214,879

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 06/21/17	Morgan Stanley	AUD	1,200	$910,060	$891,355	$18,705
Expiring 06/21/17	Morgan Stanley	AUD	650	486,225	482,817	3,408
Canadian Dollar, Expiring 06/21/17	Morgan Stanley	CAD	650	481,535	481,381	154
Euro, Expiring 06/21/17	Morgan Stanley	EUR	2,250	2,388,200	2,530,505	(142,305)
Japanese Yen, Expiring 06/21/17	Morgan Stanley	JPY	10,000	89,519	90,382	(863)
New Zealand Dollar, Expiring 06/21/17	Morgan Stanley	NZD	50	35,179	35,409	(230)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona, Expiring 06/21/17	Morgan Stanley	SEK	32,500	$3,619,672	$3,744,072	$(124,400)
Swiss Franc, Expiring 06/21/17	Morgan Stanley	CHF	4,400	4,353,057	4,549,400	(196,343)

				$12,363,447	$12,805,321	(441,874)

						$(226,995)

Total return swap agreements outstanding at May 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	06/19/17	BRL	1,274	Pay or receive amounts based on the market value fluctuation of the Bovespa Index Futures	$(4,949)	$—	$(4,949)
Credit Suisse First Boston Corp.	06/13/17	KRW	(528,238)	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index Futures	(5,158)	—	(5,158)
Credit Suisse First Boston Corp.	06/21/17	CHF	(1,701)	Pay or receive amounts based on the market value fluctuation of the Swiss Market Index Futures	(106,757)	—	(106,757)

					$(116,864)	$—	$(116,864)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,326,651	$—
Affiliated Mutual Fund	5,997,886	—	—
Other Financial Instruments*
Financial Futures Contracts	665,842	—	—
Commodity Futures Contracts	(42,933)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(226,995)	—
OTC Total Return Swap Agreements	—	(116,864)	—

Total	$6,620,795	$20,982,792	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Strategic Value Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.3%
Aerospace & Defense — 0.5%
Spirit AeroSyst Holdings, Inc. (Class A Stock)	35,900	$1,956,191

Air Freight & Logistics — 0.0%
FedEx Corp.	600	116,304

Airlines — 3.1%
Delta Air Lines, Inc.	44,400	2,181,372
JetBlue Airways Corp.*	36,300	813,846
Southwest Airlines Co.	55,000	3,304,950
Spirit Airlines, Inc.*	23,700	1,258,470
United Continental Holdings, Inc.*	51,300	4,087,071

		11,645,709

Auto Components — 1.7%
BorgWarner, Inc.	16,900	718,419
Delphi Automotive PLC	27,500	2,419,175
Lear Corp.	21,800	3,249,072

		6,386,666

Automobiles — 2.3%
Ford Motor Co.	360,800	4,012,096
General Motors Co.	131,400	4,458,402

		8,470,498

Banks — 16.6%
Bank of America Corp.	475,005	10,644,862
BB&T Corp.	37,000	1,541,050
Citigroup, Inc.	140,993	8,535,716
Citizens Financial Group, Inc.	61,700	2,103,970
East West Bancorp, Inc.	5,800	317,434
Fifth Third Bancorp	93,220	2,213,043
JPMorgan Chase & Co.	156,600	12,864,690
KeyCorp	102,700	1,794,169
PNC Financial Services Group, Inc.	40,900	4,854,830
Regions Financial Corp.	168,100	2,326,504
SunTrust Banks, Inc.	65,500	3,495,735
U.S. Bancorp	45,000	2,290,050
Wells Fargo & Co.	184,999	9,460,849

		62,442,902

Biotechnology — 0.2%
Gilead Sciences, Inc.	10,100	655,389

Building Products — 0.9%
Owens Corning	53,700	3,350,880

Capital Markets — 4.2%
Ameriprise Financial, Inc.	11,200	1,352,848
Bank of New York Mellon Corp. (The)	67,800	3,194,736
Franklin Resources, Inc.	6,300	263,277
Goldman Sachs Group, Inc. (The)	17,300	3,654,798
Morgan Stanley	117,560	4,906,955
State Street Corp.	30,900	2,517,114

		15,889,728

Chemicals — 1.3%
Cabot Corp.	20,100	1,049,823
Eastman Chemical Co.	27,200	2,178,992

Huntsman Corp.	15,800	377,620
LyondellBasell Industries (Class A Stock)	16,000	1,288,320
Westlake Chemical Corp.	2,600	159,796

		5,054,551

Communications Equipment — 1.0%
Cisco Systems, Inc.	84,600	2,667,438
Juniper Networks, Inc.	35,100	1,029,483

		3,696,921

Construction & Engineering — 0.4%
AECOM*	25,100	805,961
Jacobs Engineering Group, Inc.	10,700	560,894

		1,366,855

Consumer Finance — 2.4%
Ally Financial, Inc.	34,900	647,046
American Express Co.	43,800	3,369,972
Capital One Financial Corp.	50,400	3,876,768
Discover Financial Services	11,800	692,660
Navient Corp.	29,700	428,571

		9,015,017

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	46,300	7,652,464

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	244,639	9,425,941
CenturyLink, Inc.	72,500	1,808,875
Verizon Communications, Inc.	34,300	1,599,752

		12,834,568

Electric Utilities — 7.6%
American Electric Power Co., Inc.	50,400	3,617,712
Duke Energy Corp.	58,000	4,969,440
Edison International	16,300	1,329,591
Entergy Corp.	21,700	1,715,602
Exelon Corp.	111,400	4,044,934
FirstEnergy Corp.	106,800	3,122,832
Great Plains Energy, Inc.	61,900	1,778,387
PG&E Corp.	61,400	4,198,532
PPL Corp.	99,500	3,971,045

		28,748,075

Electrical Equipment — 0.5%
Regal Beloit Corp.	24,500	1,940,400

Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.*(a)	124,600	1,439,130
Dril-Quip, Inc.*	5,600	277,760
Ensco PLC (Class A Stock)	185,400	1,156,896
Rowan Cos. PLC*	141,100	1,698,844
Schlumberger Ltd.	20,500	1,426,595
Transocean Ltd.*(a)	126,400	1,148,976

		7,148,201

Equity Real Estate Investment Trusts (REITs) — 0.1%
Hospitality Properties Trust	18,400	532,128

Food & Staples Retailing — 2.2%
CVS Health Corp.	12,700	975,741
Wal-Mart Stores, Inc.	91,700	7,207,620

		8,183,361

Food Products — 0.4%
Bunge Ltd.	15,300	1,223,541
Tyson Foods, Inc.	5,200	298,168

		1,521,709

Health Care Equipment & Supplies — 0.2%
Medtronic PLC	8,800	741,664

Health Care Providers & Services — 4.3%
Anthem, Inc.	15,000	2,735,250
Brookdale Senior Living, Inc.*	104,800	1,439,952
Centene Corp.*	32,200	2,338,686
Cigna Corp.	3,100	499,813
DaVita, Inc.*	41,800	2,769,668
Express Scripts Holding Co.*	35,900	2,145,025
HCA Healthcare, Inc.*	6,900	565,179
LifePoint Health, Inc.*	45,900	2,790,720
Universal Health Services, Inc. (Class B Stock)	6,400	727,424

		16,011,717

Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	62,400	3,997,968
Extended Stay America, Inc.	179,200	3,261,440
International Game Technology PLC	57,000	1,011,750
Norwegian Cruise Line Holdings Ltd.*	61,900	3,093,143
Royal Caribbean Cruises Ltd.	34,900	3,845,282

		15,209,583

Household Durables — 0.4%
CalAtlantic Group, Inc.	5,800	209,032
Lennar Corp. (Class A Stock)	21,900	1,123,689

		1,332,721

Household Products — 1.2%
Procter & Gamble Co. (The)	52,900	4,659,961

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	9,800	114,464

Industrial Conglomerates — 1.0%
General Electric Co.	135,300	3,704,514

Insurance — 7.8%
Aflac, Inc.	32,700	2,464,926
Allstate Corp. (The)	44,900	3,876,666
American Financial Group, Inc.	30,300	3,025,455
Axis Capital Holdings Ltd.	8,200	537,756
Chubb Ltd.	32,100	4,596,399
Everest Re Group Ltd.	4,000	1,018,600
Hartford Financial Services Group, Inc. (The)	48,300	2,385,537
Lincoln National Corp.	21,500	1,397,070
Loews Corp.	70,000	3,301,200
Old Republic International Corp.	23,000	454,940
Principal Financial Group, Inc.	55,400	3,485,214
Reinsurance Group of America, Inc.	9,000	1,120,590
Travelers Cos., Inc.	3,100	387,035
Unum Group	22,600	1,016,548
Validus Holdings Ltd.	7,600	405,840

		29,473,776

Internet & Direct Marketing Retail — 0.1%
Liberty Expedia Holdings, Inc. (Class A Stock)*	6,700	349,539

IT Services — 0.3%
DXC Technology Co.*	12,696	984,194

Media — 0.8%
TEGNA, Inc.	28,600	678,964
Viacom, Inc. (Class A Stock)	2,000	76,800
Viacom, Inc. (Class B Stock)	65,300	2,271,787

		3,027,551

Metals & Mining — 1.4%
Reliance Steel & Aluminum Co.	38,700	2,823,165
Steel Dynamics, Inc.	65,700	2,233,143
Tahoe Resources, Inc.	32,300	285,855

		5,342,163

Mortgage Real Estate Investment Trusts (REITs) — 2.6%
AGNC Investment Corp.	145,600	3,027,024
Annaly Capital Management, Inc.	301,700	3,614,366
Chimera Investment Corp.	99,200	1,845,120
MFA Financial, Inc.	39,900	331,968
Two Harbors Investment Corp.	85,400	852,292

		9,670,770

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	67,800	3,044,898
SCANA Corp.	16,300	1,111,660

		4,156,558

Multiline Retail — 0.7%
Kohl’s Corp.	13,400	514,962
Macy’s, Inc.	38,000	893,000
Target Corp.	22,600	1,246,390

		2,654,352

Oil, Gas & Consumable Fuels — 7.6%
Antero Resources Corp.*	94,600	1,945,922
Chevron Corp.	45,500	4,708,340
ConocoPhillips	2,000	89,380
Exxon Mobil Corp.	117,400	9,450,700
Gulfport Energy Corp.*	119,700	1,717,695
Marathon Petroleum Corp.	53,300	2,773,732
Newfield Exploration Co.*	59,500	1,932,560
QEP Resources, Inc.*	107,800	1,078,000
Tesoro Corp.	26,700	2,222,508
Valero Energy Corp.	44,700	2,747,709

		28,666,546

Pharmaceuticals — 4.1%
Johnson & Johnson	51,400	6,592,050
Mallinckrodt PLC*	9,900	426,987
Merck & Co., Inc.	44,000	2,864,840
Mylan NV*	56,100	2,186,778
Pfizer, Inc.	98,156	3,204,793

		15,275,448

Professional Services — 0.1%
ManpowerGroup, Inc.	3,400	346,358

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	15,400	537,152

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	184,700	6,669,517

Software — 0.2%
Oracle Corp.	19,200	871,488

Specialty Retail — 2.6%
Best Buy Co., Inc.(a)	70,700	4,198,873
Dick’s Sporting Goods, Inc.	13,700	563,481
GameStop Corp. (Class A Stock)	45,900	1,016,226
Michaels Cos., Inc. (The)*	36,900	713,277
Penske Automotive Group, Inc.	41,400	1,753,290
Staples, Inc.	171,300	1,555,404

		9,800,551

Technology Hardware, Storage & Peripherals — 2.4%
Hewlett Packard Enterprise Co.	211,900	3,985,839
HP, Inc.	221,900	4,162,844
Xerox Corp.	124,600	880,922

		9,029,605

Textiles, Apparel & Luxury Goods — 1.1%
PVH Corp.	34,000	3,602,300
Skechers U.S.A., Inc. (Class A Stock)*	21,500	548,680

		4,150,980

Tobacco — 0.6%
Philip Morris International, Inc.	18,700	2,240,260

TOTAL COMMON STOCKS (cost $320,637,640)		373,629,949

EXCHANGE TRADED FUND — 0.4%
iShares Russell 1000 Value ETF (cost $1,333,183)	11,500	1,317,095

TOTAL LONG-TERM INVESTMENTS (cost $321,970,823)		374,947,044

SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	89,036	89,036
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $6,335,395; includes $6,326,210 of cash collateral for securities on loan)(b)(w)	6,334,600	6,335,867

TOTAL SHORT-TERM INVESTMENTS (cost $6,424,431)		6,424,903

TOTAL INVESTMENTS — 101.4% (cost $328,395,254)(x)	381,371,947
Liabilities in excess of other assets — (1.4)%	(5,272,953)

NET ASSETS — 100.0%	$376,098,994

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,180,308; cash collateral of $6,326,210 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$333,443,739

Appreciation	57,932,061
Depreciation	(10,003,853)

Net Unrealized Appreciation	$47,928,208

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,956,191	$—	$—
Air Freight & Logistics	116,304	—	—
Airlines	11,645,709	—	—
Auto Components	6,386,666	—	—
Automobiles	8,470,498	—	—
Banks	62,442,902	—	—
Biotechnology	655,389	—	—
Building Products	3,350,880	—	—
Capital Markets	15,889,728	—	—
Chemicals	5,054,551	—	—
Communications Equipment	3,696,921	—	—
Construction & Engineering	1,366,855	—	—
Consumer Finance	9,015,017	—	—
Diversified Financial Services	7,652,464	—	—
Diversified Telecommunication Services	12,834,568	—	—
Electric Utilities	28,748,075	—	—
Electrical Equipment	1,940,400	—	—
Energy Equipment & Services	7,148,201	—	—
Equity Real Estate Investment Trusts (REITs)	532,128	—	—

Food & Staples Retailing	8,183,361	—	—
Food Products	1,521,709	—	—
Health Care Equipment & Supplies	741,664	—	—
Health Care Providers & Services	16,011,717	—	—
Hotels, Restaurants & Leisure	15,209,583	—	—
Household Durables	1,332,721	—	—
Household Products	4,659,961	—	—
Independent Power & Renewable Electricity Producers	114,464	—	—
Industrial Conglomerates	3,704,514	—	—
Insurance	29,473,776	—	—
Internet & Direct Marketing Retail	349,539	—	—
IT Services	984,194	—	—
Media	3,027,551	—	—
Metals & Mining	5,342,163	—	—
Mortgage Real Estate Investment Trusts (REITs)	9,670,770	—	—
Multi-Utilities	4,156,558	—	—
Multiline Retail	2,654,352	—	—
Oil, Gas & Consumable Fuels	28,666,546	—	—
Pharmaceuticals	15,275,448	—	—
Professional Services	346,358	—	—
Real Estate Management & Development	537,152	—	—
Semiconductors & Semiconductor Equipment	6,669,517	—	—
Software	871,488	—	—
Specialty Retail	9,800,551	—	—
Technology Hardware, Storage & Peripherals	9,029,605	—	—
Textiles, Apparel & Luxury Goods	4,150,980	—	—
Tobacco	2,240,260	—	—
Exchange Traded Fund	1,317,095	—	—
Affiliated Mutual Funds	6,424,903	—	—

Total	$381,371,947	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Unconstrained Bond Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 76.6%
ASSET-BACKED SECURITIES — 12.2%
Collateralized Loan Obligations — 7.1%
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.703	%(c)	01/24/29		250	$250,366
CVC CorDATUS Loan Fund III Ltd. (Ireland), Series 3A, Class C2R, 144A (original cost $266,513; purchased 12/02/16)(f)(g)	3.000%		07/15/27	EUR	250	281,282
Griffith Park CLO DAC (Ireland), Series 1A, Class A2B, 144A	2.150%		10/15/29	EUR	500	561,399
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		500	501,495
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400%		04/30/30	EUR	500	568,708
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.570	%(c)	10/30/23		250	250,051

						2,413,301

Consumer Loans — 2.2%
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25		500	500,672
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21		250	248,165

						748,837

Residential Mortgage-Backed Securities — 2.9%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		227	226,691
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.133	%(c)	12/26/46		431	429,989
New Century Home Equity Loan Trust, Series 2003-6, Class M1	2.104	%(c)	01/25/34		142	139,082
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		204	204,383

						1,000,145

TOTAL ASSET-BACKED SECURITIES (cost $4,077,499)						4,162,283

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.609	%(c)	08/14/36		250	227,354
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM	5.701	%(c)	12/10/49		310	310,890
CSMC Trust, Series 2017-LSTK, Class E, 144A	3.442	%(c)	04/05/33		250	247,044
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $235,347; purchased 12/09/16)(f)(g)	3.808	%(c)	12/10/36		250	250,297
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $224,301; purchased 12/09/16)(f)(g)	3.808	%(c)	12/10/36		250	238,836
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	%(c)	03/25/26		1,158	113,532

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,360,607)						1,387,953

CORPORATE BONDS — 38.6%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22		125	105,625

Auto Manufacturers — 1.1%
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46		50	50,164
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		70	82,613
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		100	109,619
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	100	113,773

						356,169

Auto Parts & Equipment — 0.4%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	121,042

Banks — 4.6%
Bank of America Corp., Jr. Sub. Notes	6.100	%(c)	12/31/49		110	118,113
Bank of America Corp., Jr. Sub. Notes	8.125	%(c)	12/29/49		130	135,444
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.244	%(c)	04/24/38		50	51,205
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/31/49		235	247,778
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(c)	12/31/49		130	134,225
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		150	152,944
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(c)	12/31/49		120	127,576
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49		125	129,725
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540	%(c)	05/01/28		100	100,523
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49		250	256,562
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(c)	03/29/49		119	123,581

						1,577,676

Building Materials — 0.2%
U.S. Concrete, Inc., Gtd. Notes	6.375%		06/01/24		75	78,375

Chemicals — 1.0%
Blue Cube Spinco, Inc., Gtd. Notes	9.750%		10/15/23		115	140,300
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%		12/01/26		100	103,292
Hexion, Inc., Sec’d. Notes, 144A	13.750%		02/01/22		100	95,000
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		06/01/27		10	10,110

						348,702

Commercial Services — 1.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%		11/01/46		100	91,632
Laureate Education, Inc., Gtd. Notes, 144A	8.250%		05/01/25		250	263,125
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		25	25,687
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26		25	26,500

						406,944

Computers — 0.1%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23		25	27,363

Containers & Packaging — 0.4%
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%		08/15/19		50	38,625
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)	6.500%		10/01/21		100	102,500

						141,125

Distribution/Wholesale — 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23		100	100,000

Diversified Financial Services — 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27		45	45,467

Electric — 3.1%
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		105	101,325
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(g)	5.125%		06/15/21	EUR	100	118,621
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		125	133,438
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24		275	266,750

Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22		80	81,877
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $246,400; purchased 08/05/15)(a)(dd)(f)(g)	9.875%	10/15/20		250	181,875
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, RegS	10.000%	03/01/27		150	158,857

					1,042,743

Energy - Alternate Sources — 0.6%
Neerg Energy Ltd. (India), Sr. Sec’d. Notes, RegS	6.000%	02/13/22		200	203,030

Entertainment — 1.6%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A(g)	7.000%	02/28/42	GBP	100	134,707
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23		175	189,437
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24		100	103,500
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21		75	74,250
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		50	54,438

					556,332

Environmental Control — 1.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24		100	102,625
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20		250	254,063

					356,688

Food — 1.9%
JBS USA LLC, Sr. Unsec’d. Notes, RegS(g)	5.750%	06/15/25		280	271,775
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		75	78,412
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21		300	306,375

					656,562

Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23		75	77,906
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22		225	199,969
HCA, Inc., Gtd. Notes	5.375%	02/01/25		300	315,375
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		175	183,204
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A(g)	6.250%	07/01/22	EUR	125	152,531
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		100	103,250

					1,032,235

Home Builders — 1.5%
KB Home, Gtd. Notes	7.250%	06/15/18		150	156,750
Lennar Corp., Gtd. Notes	4.750%	05/30/25		150	154,260
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21		100	102,375
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		100	104,000

					517,385

Household Products/Wares — 0.4%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	100	118,214

Insurance — 0.5%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		75	79,576
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		75	84,148

					163,724

Internet — 0.3%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR 100	115,172

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26	7	7,595

Leisure Time — 0.6%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	75	80,111
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	6.250%	05/15/25	100	97,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	8.500%	10/15/22	25	26,188

				203,299

Lodging — 1.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	125	135,937
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	150	165,750
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes, RegS	7.250%	11/30/21	200	215,250

				516,937

Media — 2.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	78	79,365
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	75	79,276
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	50	53,713
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	200	222,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	15	17,590
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	15	17,953
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	30	37,179
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	100	102,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	50	51,438
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	25	24,958

				685,972

Mining — 0.8%
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	125	132,201
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	150	154,125

				286,326

Miscellaneous Manufacturing — 0.6%
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%	03/15/22	200	206,000

Oil & Gas — 0.4%
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	125	133,125

Pharmaceuticals — 1.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	200	179,200
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	40	38,444
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26	90	90,318
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	100	81,437
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	135	125,129

				514,528

Pipelines — 0.2%
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	76	75,876

Retail — 1.9%
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	100	105,000
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875%	04/01/24	200	214,800
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	75	76,500
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20	125	118,750
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000%	06/15/22	150	126,000

				641,050

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	50	50,831
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	125	128,438
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	100	103,000

				282,269

Software — 2.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	300	306,390
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	200	216,000
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	20	21,622
Quintiles IMS, Inc., Sr. Unsec’d. Notes	3.500%	10/15/24	EUR 200	235,066

				779,078

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	50	46,234
Avaya, Inc., Sec’d. Notes, 144A(i)(g)	10.500%	03/01/21	150	18,750
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	250	139,375
Sprint Communications, Inc., Gtd. Notes, 144A(g)	9.000%	11/15/18	225	246,937
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	200	213,496

				664,792

Transportation — 0.3%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	100	104,250

TOTAL CORPORATE BONDS (cost $12,704,099)				13,171,670

FOREIGN GOVERNMENT BONDS — 1.1%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21	150	163,800
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	100	111,125
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21	100	106,269

TOTAL FOREIGN GOVERNMENT BONDS (cost $363,782)				381,194

NON-CORPORATE FOREIGN AGENCIES — 2.7%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	100	111,730
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20	100	110,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	200	202,005

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, RegS	9.125%		07/02/18	100	106,918
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20	100	112,130
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22	5	5,202
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27	10	10,718
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21	70	78,575
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22	10	10,652
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21	150	172,494

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $894,091)					920,674

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.3%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250%		05/25/36	185	133,351
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.194	%(c)	10/25/28	283	282,942
CIM Trust, Series 2017-2, Class A1, 144A	2.995	%(c)	12/25/57	193	191,691
CIM Trust, Series 2017-3, Class A^	3.000%		01/25/57	126	126,316
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.483	%(c)	02/28/47	251	252,717
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	6.274	%(c)	10/25/23	520	603,539
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.024	%(c)	10/25/29	30	30,666
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.574	%(c)	10/25/24	250	275,232
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.324	%(c)	10/25/27	500	550,595
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.995	%(c)	09/01/21	130	129,421
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-5, Class A1, 144A	2.995	%(c)	11/01/21	174	173,611
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A^	2.995	%(c)	01/01/22	240	239,181
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	2.995	%(c)	04/01/22	246	245,863
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.165	%(c)	05/01/22	360	357,418
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A^	3.017	%(c)	05/01/22	260	258,268

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,712,711)					3,850,811

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds	2.500%		02/15/45	20	18,601
U.S. Treasury Bonds(hh)	2.875%		11/15/46	925	926,771
U.S. Treasury Bonds	3.000%		02/15/47	90	92,510
U.S. Treasury Notes	1.750%		05/31/22	215	215,008
U.S. Treasury Notes	1.875%		04/30/22	615	618,412
U.S. Treasury Notes	2.375%		05/15/27	200	203,148

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,048,532)					2,074,450

			Shares
COMMON STOCK — 0.1%
Oil, Gas & Consumable Fuels
Pacific Exploration And Production Corp.* (cost $39,108)				1,116	31,365

PREFERRED STOCK — 0.4%
Independent Power & Renewable Electricity Producers
Dynegy, Inc., CVT, Series A, 5.375% (cost $223,000)(g)				5,000	145,950

TOTAL LONG-TERM INVESTMENTS (cost $25,423,429)					26,126,350

SHORT-TERM INVESTMENTS — 22.0%
AFFILIATED MUTUAL FUNDS — 16.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				4,604,041	4,604,041
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $982,698; includes $981,835 of cash collateral for securities on loan)(b)(w)				982,501	982,698

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,586,739)					5,586,739

	Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 5.4%
France Treasury Bills BTF (France), RegS	0.650%	07/05/17	EUR	340	382,145
Japan Treasury Discount Bills (Japan)	0.140%	06/19/17	JPY	50,000	451,489
Japan Treasury Discount Bills (Japan)	0.175%	06/12/17	JPY	50,000	451,480
Kingdom of Belgium (Belgium)	0.592%	07/13/17	EUR	255	286,646
Spain Letras Del Tesoro (Spain)	0.434%	06/16/17	EUR	255	286,497

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,834,318)					1,858,257

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.1%
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $108.00		BNP Paribas		2,500	5,761
Interest Rate Swaptions,
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17		JPMorgan Chase		3,870	4,465
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17		JPMorgan Chase		3,870	34,768

					44,994

Put Options — 0.1%
Interest Rate Swaptions,
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18		Barclays Capital Group		230	6,262
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18		Barclays Capital Group		230	689
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18		Barclays Capital Group		230	6,867
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18		Barclays Capital Group		230	843
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18		Barclays Capital Group		210	6,013
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18		Barclays Capital Group		210	703
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18		Citigroup Global Markets		20	573
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18		Citigroup Global Markets		20	67

					22,017

TOTAL OPTIONS PURCHASED (cost $72,980)			67,011

TOTAL SHORT-TERM INVESTMENTS (cost $7,494,037)			7,512,007

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.6% (cost $32,917,466)(x)			33,638,357

OPTIONS WRITTEN* — (0.2)%
Call Options — (0.1)%
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	3,870	(11,807)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	3,870	(15,500)

			(27,307)

Put Options — (0.1)%
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $104.00	BNP Paribas	2,500	(14,080)
Interest Rate Swaptions,
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group	230	(2,972)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group	230	(1,346)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	230	(3,398)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	230	(1,602)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	210	(2,921)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	210	(1,353)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	20	(278)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	20	(129)

			(28,079)

TOTAL OPTIONS WRITTEN (premiums received $62,065)			(55,386)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.4% (cost $32,855,401)	33,582,971
Other assets in excess of liabilities(z) — 1.6%	530,773

NET ASSETS — 100.0%	$34,113,744

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $631,554 and 1.9% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $963,097; cash collateral of $981,835 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, on behalf of the Fund, PGIM, Inc. has agreed to participate in the backstop commitment of $274,000 for the new bond offering. The Fund has received a backstop commitment fee of $13,700 subsequent to its fiscal year end in conjunction with this commitment.
(f)	Indicates a restricted security; the aggregate original cost of restricted securities is $972,561. The aggregate value of $952,290 is approximately 2.8% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $2,599,249 is approximately 7.6% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(n)	Rates shown are the effective yields at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$33,011,408

Appreciation	988,084
Depreciation	(361,136)

Net Unrealized Appreciation	$626,948

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
1	5 Year Euro-Bobl	Jun. 2017	$147,732	$148,496	$764
45	5 Year U.S. Treasury Notes	Sep. 2017	5,314,069	5,324,063	9,994
20	10 Year U.S. Treasury Notes	Sep. 2017	2,516,344	2,525,937	9,593
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	811,867	825,625	13,758

					34,109

	Short Positions:
15	2 Year U.S. Treasury Notes	Sep. 2017	3,246,563	3,247,266	(703)
6	20 Year U.S. Treasury Bonds	Sep. 2017	915,032	922,876	(7,844)
3	Euro Schatz. DUA Index	Jun. 2017	378,385	378,357	28

					(8,519)

					$25,590

Cash of $123,944 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at May 31, 2017.

Forward foreign currency exchange contracts outstanding at May 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 07/12/17	Citigroup Global Markets	AUD	63	$48,000	$47,062	$(938)
Expiring 07/12/17	UBS AG	AUD	123	93,000	91,706	(1,294)
Expiring 07/12/17	Citigroup Global Markets	AUD	108	81,000	80,566	(434)
Brazilian Real, Expiring 06/02/17	BNP Paribas	BRL	63	19,525	19,317	(208)
Expiring 06/02/17	Citigroup Global Markets	BRL	197	61,486	60,821	(665)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	197	61,428	60,821	(607)
Expiring 08/02/17	Citigroup Global Markets	BRL	456	137,002	138,990	1,988
British Pound, Expiring 07/27/17	JPMorgan Chase	GBP	13	16,637	16,698	61
Expiring 07/27/17	UBS AG	GBP	29	38,000	37,612	(388)
Canadian Dollar, Expiring 07/12/17	UBS AG	CAD	169	126,846	125,297	(1,549)
Expiring 07/12/17	UBS AG	CAD	92	69,000	68,216	(784)
Expiring 07/12/17	UBS AG	CAD	49	36,000	36,235	235
Expiring 07/12/17	UBS AG	CAD	8	6,291	6,177	(114)
Chinese Renminbi, Expiring 07/26/17	Citigroup Global Markets	CNH	573	84,000	84,052	52
Colombian Peso, Expiring 07/12/17	Citigroup Global Markets	COP	298,012	104,000	101,503	(2,497)
Czech Koruna, Expiring 07/12/17	UBS AG	CZK	4,158	176,000	177,754	1,754
Expiring 07/12/17	UBS AG	CZK	3,044	125,000	130,101	5,101
Expiring 07/12/17	UBS AG	CZK	2,828	120,000	120,895	895
Euro, Expiring 07/27/17	Citigroup Global Markets	EUR	202	221,000	227,759	6,759
Expiring 07/27/17	Citigroup Global Markets	EUR	190	207,000	213,723	6,723
Expiring 07/27/17	Citigroup Global Markets	EUR	106	116,000	119,791	3,791
Expiring 07/27/17	UBS AG	EUR	173	189,000	194,926	5,926
Hungarian Forint, Expiring 07/21/17	Bank of America	HUF	6,950	23,816	25,375	1,559
Expiring 07/21/17	UBS AG	HUF	27,816	100,000	101,562	1,562
Indian Rupee, Expiring 06/08/17	Citigroup Global Markets	INR	8,889	135,000	137,627	2,627
Expiring 06/08/17	Citigroup Global Markets	INR	4,774	71,000	73,910	2,910
Expiring 06/08/17	Citigroup Global Markets	INR	1,407	21,340	21,777	437
Expiring 06/08/17	UBS AG	INR	12,961	192,495	200,676	8,181
Expiring 06/08/17	UBS AG	INR	12,961	192,495	200,676	8,181
Expiring 06/08/17	UBS AG	INR	6,969	106,000	107,899	1,899
Expiring 06/08/17	UBS AG	INR	3,898	59,000	60,354	1,354

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/08/17	BNP Paribas	INR	1,883	$29,246	$29,151	$(95)
Expiring 06/08/17	Citigroup Global Markets	INR	8,762	134,000	135,653	1,653
Expiring 06/08/17	Citigroup Global Markets	INR	2,906	45,000	44,990	(10)
Expiring 06/08/17	Citigroup Global Markets	INR	2,357	36,000	36,489	489
Expiring 06/08/17	JPMorgan Chase	INR	1,835	28,319	28,412	93
Expiring 06/08/17	UBS AG	INR	3,979	62,000	61,613	(387)
Indonesian Rupiah, Expiring 06/16/17	Citigroup Global Markets	IDR	2,422,504	181,000	181,554	554
Expiring 06/16/17	Citigroup Global Markets	IDR	1,814,240	136,000	135,967	(33)
Expiring 06/16/17	UBS AG	IDR	2,792,449	209,000	209,279	279
Expiring 06/16/17	UBS AG	IDR	2,730,540	204,000	204,639	639
Israeli Shekel, Expiring 07/21/17	Citigroup Global Markets	ILS	324	88,476	91,552	3,076
Japanese Yen, Expiring 07/27/17	Citigroup Global Markets	JPY	38,152	345,266	345,383	117
Expiring 07/27/17	UBS AG	JPY	4,651	42,000	42,100	100
Mexican Peso, Expiring 06/08/17	Citigroup Global Markets	MXN	1,202	62,000	64,399	2,399
Expiring 06/08/17	Citigroup Global Markets	MXN	1,193	62,000	63,894	1,894
Expiring 06/08/17	Citigroup Global Markets	MXN	914	46,000	48,949	2,949
Expiring 06/08/17	Goldman Sachs & Co.	MXN	3,171	160,592	169,846	9,254
Expiring 06/08/17	UBS AG	MXN	855	43,000	45,771	2,771
Expiring 06/08/17	UBS AG	MXN	814	41,000	43,615	2,615
Expiring 06/08/17	UBS AG	MXN	712	36,000	38,118	2,118
Expiring 06/08/17	UBS AG	MXN	622	32,439	33,306	867
Expiring 06/08/17	UBS AG	MXN	310	16,000	16,587	587
Expiring 06/08/17	UBS AG	MXN	235	12,560	12,585	25
New Taiwanese Dollar, Expiring 06/08/17	Citigroup Global Markets	TWD	6,979	229,000	232,072	3,072
Expiring 06/08/17	Citigroup Global Markets	TWD	6,309	208,000	209,788	1,788
Expiring 06/08/17	Citigroup Global Markets	TWD	3,768	122,000	125,296	3,296
Expiring 06/08/17	UBS AG	TWD	4,059	134,000	134,974	974
Expiring 06/08/17	UBS AG	TWD	770	25,000	25,618	618
New Zealand Dollar, Expiring 07/12/17	Citigroup Global Markets	NZD	69	48,000	48,596	596
Expiring 07/12/17	UBS AG	NZD	160	112,000	113,171	1,171
Expiring 07/12/17	UBS AG	NZD	72	50,000	51,202	1,202
Norwegian Krone, Expiring 07/21/17	UBS AG	NOK	1,249	146,000	147,985	1,985
Expiring 07/21/17	UBS AG	NOK	1,076	125,000	127,418	2,418
Expiring 07/21/17	UBS AG	NOK	910	106,000	107,755	1,755

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol, Expiring 07/26/17	Citigroup Global Markets	PEN	381	$115,000	$115,798	$798
Expiring 07/26/17	UBS AG	PEN	270	82,000	82,021	21
Expiring 07/27/17	Citigroup Global Markets	PEN	392	119,863	119,280	(583)
Philippine Peso, Expiring 07/12/17	Citigroup Global Markets	PHP	10,870	217,000	217,967	967
Expiring 07/12/17	Citigroup Global Markets	PHP	6,682	133,000	133,993	993
Expiring 07/12/17	Citigroup Global Markets	PHP	4,980	99,000	99,868	868
Expiring 07/12/17	Citigroup Global Markets	PHP	1,843	37,000	36,957	(43)
Expiring 07/12/17	UBS AG	PHP	4,665	93,000	93,547	547
Polish Zloty, Expiring 07/21/17	UBS AG	PLN	522	139,001	140,289	1,288
Russian Ruble, Expiring 07/07/17	Citigroup Global Markets	RUB	3,164	55,000	55,306	306
Expiring 07/07/17	Citigroup Global Markets	RUB	2,243	39,000	39,217	217
Expiring 07/07/17	Bank of America	RUB	6,127	106,383	107,113	730
Expiring 07/07/17	Goldman Sachs & Co.	RUB	6,127	106,300	107,114	814
Expiring 07/07/17	JPMorgan Chase	RUB	1,083	19,009	18,937	(72)
Singapore Dollar, Expiring 06/16/17	Citigroup Global Markets	SGD	371	268,000	268,211	211
Expiring 06/16/17	Citigroup Global Markets	SGD	175	123,567	126,262	2,695
Expiring 06/16/17	Citigroup Global Markets	SGD	130	93,000	93,930	930
Expiring 06/16/17	UBS AG	SGD	41	29,000	29,364	364
Expiring 06/16/17	UBS AG	SGD	28	19,999	20,195	196
Expiring 06/16/17	UBS AG	SGD	18	12,606	12,705	99
South African Rand, Expiring 07/07/17	Citigroup Global Markets	ZAR	1,186	90,000	89,818	(182)
Expiring 07/07/17	UBS AG	ZAR	1,158	86,000	87,661	1,661
Expiring 07/07/17	UBS AG	ZAR	504	37,000	38,177	1,177
South Korean Won, Expiring 06/21/17	Citigroup Global Markets	KRW	154,172	139,000	137,741	(1,259)
Swedish Krona, Expiring 07/21/17	Goldman Sachs & Co.	SEK	1,057	121,000	121,979	979
Swiss Franc, Expiring 07/27/17	Citigroup Global Markets	CHF	124	125,000	128,069	3,069
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	7,609	220,160	223,319	3,159
Turkish Lira, Expiring 07/07/17	UBS AG	TRY	1,018	280,788	285,389	4,601
Expiring 07/07/17	UBS AG	TRY	210	58,000	58,810	810

				$9,457,935	$9,586,642	128,707

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 07/12/17	Goldman Sachs & Co.	AUD	145	$108,999	$107,527	$1,472
Expiring 07/12/17	UBS AG	AUD	349	261,011	259,127	1,884
Brazilian Real, Expiring 06/02/17	Citigroup Global Markets	BRL	456	138,833	140,959	(2,126)
British Pound, Expiring 07/27/17	UBS AG	GBP	101	131,000	130,387	613
Canadian Dollar, Expiring 07/12/17	Goldman Sachs & Co.	CAD	82	60,000	60,397	(397)
Expiring 07/12/17	UBS AG	CAD	144	106,000	106,354	(354)
Expiring 07/12/17	UBS AG	CAD	97	73,000	72,225	775
Chilean Peso, Expiring 07/12/17	Citigroup Global Markets	CLP	111,885	169,523	165,810	3,713
Expiring 07/12/17	Citigroup Global Markets	CLP	105,375	157,000	156,162	838
Expiring 07/12/17	BNP Paribas	CLP	10,855	16,274	16,087	187
Chinese Renminbi, Expiring 07/26/17	Citigroup Global Markets	CNH	2,416	348,786	354,658	(5,872)
Colombian Peso, Expiring 07/12/17	UBS AG	COP	140,530	48,483	47,864	619
Czech Koruna, Expiring 07/12/17	Goldman Sachs & Co.	CZK	7,453	299,925	318,591	(18,666)
Euro, Expiring 07/27/17	Citigroup Global Markets	EUR	1,540	1,691,695	1,735,499	(43,804)
Expiring 07/27/17	Citigroup Global Markets	EUR	142	160,000	159,868	132
Expiring 07/27/17	Citigroup Global Markets	EUR	137	150,000	154,390	(4,390)
Expiring 07/27/17	JPMorgan Chase	EUR	831	915,040	936,480	(21,440)
Expiring 07/27/17	JPMorgan Chase	EUR	100	109,483	112,679	(3,196)
Hungarian Forint, Expiring 07/21/17	UBS AG	HUF	29,776	102,000	108,721	(6,721)
Indian Rupee, Expiring 06/08/17	Citigroup Global Markets	INR	3,491	54,000	54,045	(45)
Expiring 06/08/17	Citigroup Global Markets	INR	2,373	36,000	36,748	(748)
Indonesian Rupiah, Expiring 06/16/17	BNP Paribas	IDR	303,518	22,676	22,747	(71)
Expiring 06/16/17	Citigroup Global Markets	IDR	8,539,233	634,180	639,969	(5,789)
Expiring 06/16/17	Citigroup Global Markets	IDR	1,695,834	125,999	127,093	(1,094)
Expiring 06/16/17	Citigroup Global Markets	IDR	286,490	21,340	21,471	(131)
Expiring 06/16/17	JPMorgan Chase	IDR	293,278	21,969	21,980	(11)
Expiring 06/16/17	UBS AG	IDR	1,634,800	122,000	122,519	(519)
Israeli Shekel, Expiring 07/21/17	Citigroup Global Markets	ILS	735	204,000	207,979	(3,979)
Expiring 07/21/17	UBS AG	ILS	746	209,000	211,140	(2,140)
Japanese Yen, Expiring 06/12/17	JPMorgan Chase	JPY	50,000	451,877	451,721	156
Expiring 06/19/17	Goldman Sachs & Co.	JPY	50,000	452,137	451,869	268

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/27/17	Citigroup Global Markets	JPY	9,526	$86,999	$86,238	$761
Mexican Peso, Expiring 06/08/17	Citigroup Global Markets	MXN	2,236	117,000	119,776	(2,776)
New Taiwanese Dollar, Expiring 06/08/17	Barclays Capital Group	TWD	4,841	161,000	160,992	8
Expiring 06/08/17	Citigroup Global Markets	TWD	7,198	237,000	239,352	(2,352)
Expiring 06/08/17	Citigroup Global Markets	TWD	6,995	233,000	232,601	399
Expiring 06/08/17	Citigroup Global Markets	TWD	6,161	200,412	204,867	(4,455)
Expiring 06/08/17	Citigroup Global Markets	TWD	4,132	137,000	137,403	(403)
Expiring 06/08/17	Citigroup Global Markets	TWD	2,791	92,000	92,806	(806)
Expiring 06/08/17	Citigroup Global Markets	TWD	1,704	56,001	56,668	(667)
Expiring 06/08/17	JPMorgan Chase	TWD	571	18,874	19,002	(128)
Expiring 06/08/17	UBS AG	TWD	1,505	48,853	50,045	(1,192)
Expiring 06/08/17	UBS AG	TWD	3,018	100,000	100,359	(359)
Expiring 06/08/17	UBS AG	TWD	2,037	67,000	67,732	(732)
Expiring 06/08/17	UBS AG	TWD	1,168	39,000	38,855	145
New Zealand Dollar, Expiring 07/12/17	Citigroup Global Markets	NZD	211	146,647	149,487	(2,840)
Expiring 07/12/17	UBS AG	NZD	134	92,000	95,177	(3,177)
Norwegian Krone, Expiring 07/21/17	Citigroup Global Markets	NOK	299	35,001	35,473	(472)
Expiring 07/21/17	UBS AG	NOK	1,503	176,410	177,977	(1,567)
Expiring 07/21/17	UBS AG	NOK	468	55,000	55,462	(462)
Philippine Peso, Expiring 07/12/17	Bank of America	PHP	46,175	913,985	925,939	(11,954)
Expiring 07/12/17	BNP Paribas	PHP	1,300	25,834	26,068	(234)
Expiring 07/12/17	Citigroup Global Markets	PHP	14,710	295,000	294,989	11
Expiring 07/12/17	JPMorgan Chase	PHP	1,874	37,705	37,583	122
Expiring 07/12/17	UBS AG	PHP	16,515	331,000	331,181	(181)
Expiring 07/12/17	UBS AG	PHP	7,018	140,999	140,723	276
Polish Zloty, Expiring 07/21/17	UBS AG	PLN	215	54,303	57,682	(3,379)
Singapore Dollar, Expiring 06/16/17	UBS AG	SGD	317	225,000	229,317	(4,317)
Expiring 06/16/17	UBS AG	SGD	107	76,000	77,609	(1,609)
South African Rand, Expiring 07/07/17	Citigroup Global Markets	ZAR	1,024	73,385	77,519	(4,134)
Expiring 07/07/17	UBS AG	ZAR	257	19,040	19,461	(421)
South Korean Won, Expiring 06/21/17	Barclays Capital Group	KRW	162,448	142,000	145,136	(3,136)
Expiring 06/21/17	Citigroup Global Markets	KRW	166,088	146,000	148,388	(2,388)
Expiring 06/21/17	Citigroup Global Markets	KRW	104,178	90,932	93,076	(2,144)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	KRW	69,967	$62,000	$62,510	$(510)
Expiring 06/21/17	Citigroup Global Markets	KRW	69,025	61,000	61,668	(668)
Swedish Krona, Expiring 07/21/17	UBS AG	SEK	308	34,453	35,510	(1,057)
Swiss Franc, Expiring 07/27/17	Citigroup Global Markets	CHF	143	144,999	148,689	(3,690)
Expiring 07/27/17	UBS AG	CHF	390	394,145	403,952	(9,807)
Expiring 07/27/17	UBS AG	CHF	118	119,000	122,000	(3,000)
Expiring 07/27/17	UBS AG	CHF	142	143,000	147,115	(4,115)
Expiring 07/27/17	UBS AG	CHF	47	49,000	49,198	(198)

				$13,080,207	$13,268,651	(188,444)

						$(59,737)

Credit default swap agreements outstanding at May 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	06/29/17	1.500%	250	$52	$—	$52	Goldman Sachs & Co.
Ameriquest Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Ameriquest Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Ameriquest Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	06/30/17	1.500%	106	4	—	4	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Chase Mortgage	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Chase Mortgage	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Chase Mortgage	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	22	—	22	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
COMM Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
Countrywide Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
GSAMP Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
Lehman Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Long Beach Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	06/30/17	1.500%	106	$141	$—	$141	Goldman Sachs & Co.
Option One Home Equity	06/29/17	1.500%	250	322	—	322	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	06/30/17	1.500%	106	141	—	141	Goldman Sachs & Co.

				$7,789	$—	$7,789

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2017(5)	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	80	0.945%	$(6,044)	$334	$6,378
AT&T, Inc.	06/20/21	1.000%	80	0.611%	565	1,374	809
Barrick Gold Corp.	06/20/21	1.000%	80	0.562%	(2,093)	1,528	3,621
Devon Energy Corp.	06/20/20	1.000%	80	0.527%	(6,615)	1,290	7,905
Eastman Chemical Co.	06/20/21	1.000%	80	0.368%	757	2,146	1,389

					$(13,430)	$6,672	$20,102

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Deutsche Bank AG	06/20/17	1.000%	EUR	280	0.193%	$758	$(4,546)	$5,304	BNP Paribas
Federal Republic of Brazil	09/20/18	1.000%		250	0.689%	1,520	(10,409)	11,929	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%		80	0.795%	651	(3,294)	3,945	Morgan Stanley
Italy Government	09/20/20	1.000%		250	1.402%	(2,671)	(1,571)	(1,100)	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%		150	0.797%	1,640	(3,057)	4,697	Barclays Capital Group
Petroleo Brasileiro SA	06/20/18	1.000%		100	0.779%	436	(7,667)	8,103	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%		600	0.816%	2,921	284	2,637	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%		550	2.548%	(45,042)	(71,287)	26,245	BNP Paribas
Republic of Colombia	12/20/26	1.000%		75	2.085%	(6,316)	(6,926)	610	Citigroup Global Markets
Republic of Hungary	09/20/20	1.000%		250	0.707%	2,873	(5,867)	8,740	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%		250	0.807%	2,059	(10,117)	12,176	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%		250	0.517%	4,407	227	4,180	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%		250	1.243%	(1,437)	(13,677)	12,240	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Uruguay	06/20/21	1.000%	600	1.584%	$(12,186)	$(9,134)	$(3,052)	Citigroup Global Markets
Russian Federation	09/20/18	1.000%	250	0.347%	2,639	(14,893)	17,532	Barclays Capital Group
United Mexican States	09/20/20	1.000%	250	0.716%	2,796	(4,392)	7,188	Barclays Capital Group

					$(44,952)	$(166,326)	$121,374

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	5,000	$10,684	$32,458	$(21,774)	Credit Suisse First Boston Corp.

OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	1,000	$(2,137)	$(33,444)	$31,307	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(2,137)	(13,015)	10,878	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%	3,000	(6,410)	12,886	(19,296)	UBS AG

				$(10,684)	$(33,573)	$22,889

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at May 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
540	3 Month LIBOR	EUR	500	(0.216)%	JPMorgan Chase	03/21/23	$(21,341)	$—	$(21,341)

Forward rate agreement outstanding at May 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
63,400	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(27,921)	$(27,921)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at May 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	774	01/04/21	—		Brazil Interbank Overnight Lending Rate(2)	$—	$825	$825
CZK	8,015	07/03/22	0.820%		6 Month PRIBOR(2)	—	261	261
CZK	4,165	07/03/27	1.115%		6 Month PRIBOR(1)	—	(178)	(178)
EUR	210	02/27/19	(0.328%	)	1 Day EONIA(1)	—	53	53
EUR	80	03/02/21	(0.318%	)	1 Day EONIA(1)	—	523	523
EUR	165	10/06/21	(0.385%	)	1 Day EONIA(1)	—	2,347	2,347
EUR	225	12/06/21	0.095%		6 Month EURIBOR(1)	—	(327)	(327)
EUR	300	07/03/22	0.182%		6 Month EURIBOR(1)	—	(37)	(37)
EUR	100	08/04/24	1.054%		1 Day EONIA(1)	(4,556)	(8,004)	(3,448)
EUR	150	02/23/26	0.324%		1 Day EONIA(1)	(4,893)	1,368	6,261
EUR	275	10/06/26	0.061%		1 Day EONIA(1)	—	12,270	12,270
EUR	155	07/03/27	0.795%		6 Month EURIBOR(2)	—	(91)	(91)
GBP	50	05/03/32	1.670%		6 Month GBP LIBOR(2)	—	189	189
GBP	60	05/04/42	1.534%		6 Month GBP LIBOR(1)	—	(56)	(56)
MXN	2,000	10/15/26	6.445%		28 Day Mexican Interbank Rate(2)	(4)	(8,638)	(8,634)
MXN	2,530	12/09/26	7.780%		28 Day Mexican Interbank Rate(2)	(1,994)	1,858	3,852
	2,500	08/05/17	0.900%		3 Month LIBOR(1)	—	(3,659)	(3,659)
	4,080	09/09/17	0.539%		1 Day USOIS(1)	553	9,446	8,893
	1,350	10/21/17	0.590%		1 Day USOIS(1)	—	3,653	3,653
	1,350	11/01/17	0.639%		1 Day USOIS(1)	—	3,264	3,264
	2,690	11/14/17	0.675%		1 Day USOIS(1)	(245)	6,306	6,551
	3,100	11/19/17	0.942%		3 Month LIBOR(1)	—	5,194	5,194
	1,345	11/22/17	0.716%		1 Day USOIS(1)	—	2,847	2,847
	4,675	01/07/18	1.093%		1 Day USOIS(1)	—	672	672
	11,520	01/31/18	1.278%		1 Day USOIS(1)	—	(745)	(745)
	2,000	08/05/18	1.205%		3 Month LIBOR(1)	—	(1,747)	(1,747)
	1,545	10/07/18	1.253%		1 Day USOIS(1)	—	(692)	(692)
	1,350	11/17/18	1.080%		1 Day USOIS(1)	—	3,471	3,471
	2,025	11/18/18	0.911%		1 Day USOIS(1)	(116)	8,723	8,839

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
1,700	11/18/18	1.207%	3 Month LIBOR(1)	$—	$5,465	$5,465
890	11/22/18	1.297%	3 Month LIBOR(1)	—	1,696	1,696
390	04/04/20	— (3)	— (3)	—	(145)	(145)
2,000	08/05/20	1.655%	3 Month LIBOR(1)	—	(8,108)	(8,108)
1,500	11/06/20	1.572%	3 Month LIBOR(1)	—	5,445	5,445
235	05/31/21	1.948%	3 Month LIBOR(2)	—	1,946	1,946
360	05/31/21	1.953%	3 Month LIBOR(2)	810	3,046	2,236
3,900	08/31/21	2.015%	3 Month LIBOR(1)	(2,572)	(38,561)	(35,989)
205	04/04/22	— (4)	— (4)	—	57	57
2,320	08/05/22	1.958%	3 Month LIBOR(1)	(788)	(26,419)	(25,631)
239	11/15/23	2.209%	3 Month LIBOR(1)	—	(4,154)	(4,154)
125	12/16/23	2.260%	3 Month LIBOR(1)	(953)	(3,521)	(2,568)
490	02/15/24	2.115%	3 Month LIBOR(1)	1,557	(4,739)	(6,296)
245	02/15/24	2.151%	3 Month LIBOR(1)	49	(2,919)	(2,968)
630	02/15/24	2.167%	3 Month LIBOR(1)	(5,773)	(8,140)	(2,367)
605	02/15/24	2.183%	3 Month LIBOR(1)	(872)	(8,443)	(7,571)
850	08/05/25	2.234%	3 Month LIBOR(1)	—	(17,730)	(17,730)
180	11/06/25	2.116%	3 Month LIBOR(1)	—	(950)	(950)
190	11/22/26	2.198%	3 Month LIBOR(1)	—	(1,463)	(1,463)
150	05/08/27	2.309%	3 Month LIBOR(1)	—	(2,491)	(2,491)
180	05/11/27	2.305%	3 Month LIBOR(1)	(2,682)	(2,903)	(221)
290	05/03/32	2.434%	3 Month LIBOR(2)	—	5,494	5,494
230	05/03/37	2.508%	3 Month LIBOR(1)	—	(5,079)	(5,079)
90	07/21/45	2.880%	3 Month LIBOR(1)	—	(9,762)	(9,762)
45	09/27/46	1.380%	1 Day USOIS(1)	—	6,805	6,805
720	05/11/47	2.570%	3 Month LIBOR(1)	(22,177)	(25,062)	(2,885)

				$(44,656)	$(101,539)	$(56,883)

Cash of $535,000 and a U.S. Treasury Obligation with a market value of $100,191 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at May 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,413,301	$—
Consumer Loans	—	748,837	—
Residential Mortgage-Backed Securities	—	1,000,145	—
Commercial Mortgage-Backed Securities	—	1,387,953	—
Corporate Bonds	—	13,171,670	—
Foreign Government Bonds	—	381,194	—
Non-Corporate Foreign Agencies	—	920,674	—
Residential Mortgage-Backed Securities	—	3,227,046	623,765
U.S. Treasury Obligations	—	2,074,450	—
Common Stock	31,365	—	—
Preferred Stock	—	145,950	—
Options Purchased	—	67,011	—
Affiliated Mutual Funds	5,586,739	—	—
Foreign Treasury Obligations	—	1,858,257	—
Options Written	—	(55,386)	—
Other Financial Instruments*
Futures Contracts	25,590	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(59,737)	—
Centrally Cleared Forward Rate Agreements	—	(27,921)	—
Centrally Cleared Interest Rate Swap Agreements	—	(56,883)	—
Centrally Cleared Credit Default Swap Agreements	—	20,102	—
OTC Credit Default Swap Agreements	—	(44,952)	7,789
OTC Currency Swap Agreement	—	(21,341)	—

Total	$5,643,694	$27,150,370	$631,554

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 02/29/17	$529,700	$453,963	$4,363
Realized gain (loss)	—	206	—
Change in unrealized appreciation (depreciation)**	—	706	3,426
Purchases/Exchanges/Issuances	—	387,780	—
Sales/Paydowns	—	(20,547)	—
Accrued discount/premium	—	157	—
Transfers out of Level 3	(529,700)	(198,500)	—

Balance as of 05/31/17	$—	$623,765	$7,789

*	Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $6,281 was relating to securities held at the reporting period end.

Level 3 securities are presented in the table above are being fair valued using pricing methodologies approved by Board which contain unobservable inputs as follows:

Level 3 Securities	Fair value as of May 31, 2017	Valuation Methodology	Unobservable inputs
Residential Mortgage-Backed Securities	$623,765	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	7,789	Market Approach	Single Broker Indicative Quote

	$631,554

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Assset-Backed Securities -Collateralized Loan Obligations	$529,700	L3 to L2	Pricing at Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$198,500	L3 to L2	Pricing at Cost to Evaluated Bid

Glossary:

The following abbreviations are used in the quarterly schedules of portfolio holdings:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
BIST	Borsa Instanbul Index (Turkish Stock Exchange)
FTSE	Financial Times Stock Exchange
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange
LME	London Metal Exchange
OTC	Over-the-counter
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
WIG	Warsaw Stock Exchange

Index:

Bovespa	Sao Palo Se Bovespa Index

CAC	French Stock Market Index
CDX	Credit Derivative Index
DAX	German Stock Index
KOSPI	Korea Stock Exchange Index
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OMXS	Sweden Stock Market Index
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra-low-sulfur diesel
WTI	West Texas Intermediate

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CVT	Convertible Security
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
REITs	Real Estate Investment Trusts
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows.

Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Prudential QMA Global Tactical Allocation Fund wholly owns and controls the Prudential QMA Global Tactical Allocation Subsidiary, Ltd., (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential QMA Global Tactical Allocation Fund as described above.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.